SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	Dec. 31, 2021
Nine-months Ended September 30
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Balance, January 1, 2022	$92,527
Issued during the nine months ended September 30, 2022	328,727
Change in fair value recognized in operations	(3,489)
Converted during the year ended September 30, 2022	(78,978)
Balance, September 30, 2022	$338,787

Year Ended December 31
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Balance, January 1, 2021	$7,202
Issued during the year ended December 31, 2021	1,446,469
Change in fair value recognized in operations	(556,465)
Converted during the year ended December 31, 2021	(804,679)
Balance, December 31, 2021	$92,527